Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Interest income
Loans	[1]	$ 5,712	$ 6,048	$ 7,066	$ 11,760	$ 14,453
Securities	[1]	390	380	567	770	1,117
Securities purchased under resale agreements and securities borrowed	[1]	41	43	79	84	178
Deposits with financial institutions	[1]	44	41	126	85	326
Interest income	[1]	6,187	6,512	7,838	12,699	16,074
Interest expense
Deposits		1,619	1,793	2,922	3,412	6,251
Subordinated debentures		44	47	67	91	137
Other		348	321	432	669	877
Interest expenses		2,011	2,161	3,421	4,172	7,265
Net interest income		4,176	4,351	4,417	8,527	8,809
Non-interest income
Card revenues		181	204	179	385	444
Banking services fees		399	385	386	784	827
Credit fees		377	358	330	735	670
Mutual funds		548	661	458	1,209	953
Brokerage fees		259	252	228	511	452
Investment management and trust		245	246	232	491	483
Underwriting and other advisory		216	166	172	382	336
Non-trading foreign exchange		210	204	184	414	369
Trading revenues		525	621	691	1,146	1,177
Net gain on sale of investment securities		137	119	239	256	280
Net income from investments in associated corporations		113	57	60	170	151
Insurance underwriting income, net of claims		100	113	115	213	264
Other fees and commissions		189	164	191	353	379
Other		61	171	74	232	503
Total non-interest income		3,560	3,721	3,539	7,281	7,288
Total revenue		7,736	8,072	7,956	15,808	16,097
Provision for credit losses		496	764	1,846	1,260	2,772
Profit from operating activity		7,240	7,308	6,110	14,548	13,325
Non-interest expenses
Salaries and employee benefits		2,128	2,228	2,192	4,356	4,487
Premises and technology		581	575	590	1,156	1,200
Depreciation and amortization		375	380	363	755	762
Communications		94	96	111	190	220
Advertising and business development		94	91	118	185	251
Professional		179	157	203	336	388
Business and capital taxes		126	143	123	269	264
Other		465	538	663	1,003	1,209
Total non-interest expenses		4,042	4,208	4,363	8,250	8,781
Income before taxes		3,198	3,100	1,747	6,298	4,544
Income tax expense		742	702	423	1,444	894
Net income		2,456	2,398	1,324	4,854	3,650
Net income attributable to non-controlling interests in subsidiaries		90	90	15	180	54
Net income attributable to equity holders of the Bank		2,366	2,308	1,309	4,674	3,596
Preferred shareholders and other equity instrument holders		77	43	66	120	91
Common shareholders		$ 2,289	$ 2,265	$ 1,243	$ 4,554	$ 3,505
Earnings per common share (in dollars)
Basic	[2]	$ 1.89	$ 1.87	$ 1.03	$ 3.76	$ 2.89
Diluted	[2]	1.88	1.86	1.00	3.74	2.84
Dividends paid per common share (in dollars)		$ 0.90	$ 0.90	$ 0.90	$ 1.80	$ 1.80

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,078 for the three months ended April 30, 2021 (January 31, 2021 – $6,400; April 30, 2020 – $7,709) and for the six months ended April 30, 2021 – $12,478 (April 30, 2020 – $15,824).
[2]	Earnings per share calculations are based on full dollar and share amounts.